LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Information on Liability for Unpaid Claims
Information regarding the liability for unpaid claims is shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022
Unpaid claims balance, beginning	$1,496
Less: Reinsurance recoverables	281
Net beginning balance	1,215
Incurred related to
Current	831
Prior years	(31)
Total incurred claims	800
Paid claims related to
Current	555
Prior years	196
Total paid claims	751
Net balance	1,264
Plus: Reinsurance recoverables	305
Unpaid claims balance, ending	$1,569

Schedule of Incurred and Paid Claims Development
The following is information about incurred and paid claims development at December 31, 2022. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurred year. The development tables are only presented for significant short-duration product liabilities. The information about incurred and paid claims development prior to 2022 is presented as supplementary information.

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
2013	$503	$489	$481	$474	$467	$465	$463	$462	$461	$460
2014		485	462	456	448	450	447	446	445	445
2015			481	475	469	469	464	464	464	463
2016				531	518	513	509	504	501	502
2017					579	578	570	564	564	562
2018						698	683	658	648	643
2019							713	701	681	669
2020								704	670	651
2021									1,109	1,098
2022										1,237
									Total	$6,730

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
2013	$217	319	375	412	431	440	449	451	454	455
2014		192	300	350	387	413	426	432	435	437
2015			187	301	359	402	431	442	447	451
2016				216	333	394	438	458	474	482
2017					232	392	456	490	512	528
2018						285	467	529	565	591
2019							290	469	531	574
2020								303	466	523
2021									618	863
2022										690
									Total	$5,594
All outstanding liabilities before 2013, net of reinsurance										32
Liabilities for claims and claim adjustment expenses, net of reinsurance										$1,169